Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve Member	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Mar. 31, 2024	$ 258,400	$ 21,303	$ 25,834	$ (60,045)	$ 261,763	$ 507,255	$ 89,754	$ 597,009
Balance (in Shares) at Mar. 31, 2024	177,311,696
Options exercised	$ 4,397	(1,759)				2,638		2,638
Options exercised (in Shares)	934,222
Warrants exercised	$ 148					148		148
Warrants exercised (in Shares)	29,607
Warrants reclassified as derivative liabilities		(2,098)			(673)	(2,771)		(2,771)
Restricted share units vested	$ 3,962	(3,962)
Restricted share units vested (in Shares)	941,960
Securities issued upon acquisition of Adventus	$ 146,016	4,501				150,517	22,808	173,325
Securities issued upon acquisition of Adventus (in Shares)	38,818,841
Share-based compensation		3,692				3,692		3,692
Dividends declared					(4,948)	(4,948)		(4,948)
Shares buy-back as per normal course issuer bid	$ (963)					(963)		(963)
Shares buy-back as per normal course issuer bid (in Shares)	(300,000)
Adjustments to the non-controlling interests					(8,424)	(8,424)	8,424
Distribution to non-controlling interests							(11,049)	(11,049)
Comprehensive income				(2,606)	58,190	55,584	20,723	76,307
Balance at Mar. 31, 2025	$ 411,960	21,677	25,834	(62,651)	305,908	702,728	130,660	833,388
Balance (in Shares) at Mar. 31, 2025	217,736,326
Options exercised	$ 2,775	(824)				1,951		1,951
Options exercised (in Shares)	541,505
Warrants exercised	$ 9,739					9,739		9,739
Warrants exercised (in Shares)	1,370,249
Restricted share units vested	$ 4,211	(4,211)
Restricted share units vested (in Shares)	1,262,831
Share-based compensation		4,125				4,125		4,125
Dividends declared					(5,482)	(5,482)		(5,482)
Reclassification of derivative liability to equity			223,928			223,928		223,928
Adjustments to the non-controlling interests					(10,520)	(10,520)	10,520
Distribution to non-controlling interests							(24,888)	(24,888)
Disposal of subsidiaries							44	44
Comprehensive income				24,481	(9,944)	14,537	48,327	62,864
Balance at Mar. 31, 2026	$ 428,685	$ 20,767	$ 249,762	$ (38,170)	$ 279,962	$ 941,006	$ 164,663	$ 1,105,669
Balance (in Shares) at Mar. 31, 2026	220,910,911